DERIVATIVE INSTRUMENTS (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2017	Jun. 30, 2016
Derivative instruments
Derivatives gain (loss)	$ (3,059,000)	$ (336,000)	$ (2,264,000)	$ (788,000)	$ 593,000	$ (10,804,000)	$ (376,000)
Derivative instruments, fair value	41,000		41,000		1,314,000	1,907,000
Warrants
Derivative instruments
Derivative instruments, fair value	41,000	2,695,000	41,000	2,695,000	1,314,000	1,907,000	7,224,000	$ 519,000	$ 2,359,000
Warrants | Other Income (Expense)
Derivative instruments
Derivatives gain (loss)	$ (3,100,000)	$ (336,000)	$ (2,300,000)	$ (788,000)	$ 593,000	$ (10,804,000)	$ (376,000)